MARKETABLE SECURITIES AND FAIR VALUE CONSIDERATION	6 Months Ended
Jun. 30, 2011
MARKETABLE SECURITIES AND FAIR VALUE CONSIDERATION
NOTE 5 – MARKETABLE SECURITIES AND FAIR VALUE CONSIDERATION

At June 30, 2011, the Company owned marketable securities available for sale, consisting of 500,000 Rio Novo ordinary shares that are traded on the Toronto Stock Exchange and valued at $716,660.  The Company did not hold any marketable securities at December 31, 2010.

The fair value hierarchy set forth in ASC 820 gives the highest priority to Level 1 inputs, which consist of unadjusted quoted prices for identical instruments in active markets. Level 2 inputs consist of quoted prices for similar instruments. Level 3 valuations are derived from inputs that are significant and unobservable, therefore, these valuations have the lowest priority.

Financial assets are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels. The valuation techniques that may be used to measure fair value include a market approach, an income approach and a cost approach. A market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. An income approach uses valuation techniques to convert future amounts to a single present amount based on current market expectations, including present value techniques, option-pricing models and excess earnings method. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (replacement cost).

The Company classifies the fair value of its marketable securities as Level 1 instruments, in that the fair value is determined using unadjusted quoted prices on national exchanges. At June 30, 2011, the aggregate Level 1 fair value of the Rio Novo ordinary shares was $716,660. There were no reclassifications between levels during 2011 or 2010.